10-Q RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONSIn addition to the related party disclosures included in Note 2, Acquisitions and Investments, the following related party transactions occurred during the years ended December 31, 2021 and 2020.
AMENDMENT TO ASSET PURCHASE AGREEMENT
On September 7, 2021, the Company entered and closed under an Asset Purchase Agreement with Flux Photon Corporation (“FPC”), in order to acquire certain intellectual property and related photovoltaic and photocatalysis laboratory equipment (the “FPC Assets”). The purchase price payable for the FPC Assets is $18,000,000 payable in cash to FPC with 20% of the future monthly consolidated sales, less total variable costs, less operating expenses, maintenance, tax payments, and debt service payments of the Company and its now and hereafter-existing subsidiaries, until the purchase price of $18,000,000 has been fully paid. The Company assigned the FPC Assets to its wholly-owned Comstock IP Holdings subsidiary immediately after closing. On December 10, 2021, the Asset Purchase Agreement was amended to provide for the payment by the Company of a $350,000 down payment against the purchase price, corresponding to a potential performance-based cash payment of $17,650,000 required under the Asset Purchase Agreement.. Kevin Kreisler, the Company’s president and chief financial officer, and David Winsness, the Company’s chief technology officer, are indirect beneficiaries of all payments made to FPC under the Asset Purchase Agreement. The Company additionally agreed to appoint Mr. Kreisler to the Company’s board of directors in connection with the Company’s acquisition of Comstock Innovations Corporation (F/K/A Plain Sight Innovations Corporation) (“Comstock Innovations”) on September 7, 2021 (see Note 2, Acquisitions and Investments).
ACQUISITION OF MAJORITY EQUITY INTEREST IN LINICO CORPORATION
During 2021, we executed and closed under a series of agreements under which we acquired 90% of the issued and outstanding equity of LINICO Corporation (“LINICO”), in exchange for aggregate consideration of $4,500,000 in cash and 6,500,000 shares of Company common stock.
On February 15, 2021, Comstock, Aqua Metals Inc. (“AQMS”), and LINICO entered into a Series A Preferred Stock Purchase Agreement (the “Stock Purchase Agreement”), pursuant to which (i) the Company purchased 6,250 shares of LINICO Series A Convertible Preferred Stock (“Series A Preferred”), corresponding to 45.45% of LINICO’s issued and outstanding capital stock, in exchange for 3,000,000 shares of Company restricted common stock (“Stock Consideration”) and $4.5 million in cash payments (“Cash Consideration” and, together with the Stock Consideration, the “Consideration”), subject to the satisfaction or waiver of specified conditions; and (ii), AQMS purchased 4,500,000 LINICO Series A Preferred shares, corresponding to 10.91% of LINICO’s issued and outstanding capital stock, in exchange for 375,000 shares of AQMS. The Company, AQMS, and LINICO additionally entered into warrant agreements in connection with the closing of the Stock Purchase Agreement, pursuant to which the Company has the right to purchase an additional 2,500 shares of LINICO Series A Preferred in exchange for $500,000, and AQMS has the right to purchase an additional 500 shares of LINICO Series A Preferred in exchange for $500,000. If the cash proceeds from the Consideration are less than $6,250,000, the Company agreed to provide LINICO with additional shares or cash to make up the shortfall. However, if cash proceeds from the Consideration exceed $10,750,000, the excess must be returned to the Company, after the $4,500,000 differential above $6,250,000 is applied to exercise of the warrant ($2,500,000) and the additional deposit due under the AQMS Lease Agreement ($2,000,000) (see Note 2, Acquisitions and Investments, Note 6, Property, Plant and Equipment, Note 15, Fair Value Measurements). Similarly, if the cash proceeds from the sale of 75% of the AQMS shares is less than $1,500,000, AQMS is obligated to provide LINICO with additional cash to make up the shortfall. LINICO is obligated to hold the remaining 25% of AQMS shares for at least six months after the date of the Stock Purchase Agreement. After such date, the gross proceeds in excess of $2,000,000 from the sale of all AQMS shares must be returned to the AQMS (the February 15, 2021 differential is automatically applied to the exercise of the AQMS warrants).
On December 30, 2021, the Company entered into an agreement to acquire $3,129,081 LINICO common shares from its former chief executive officer and director equating to 90% ownership. The former chief executive officer resigned from LINICO as a member of its board of directors and in all other capacities, effective at such date. In connection with the acquisition of such LINICO shares, the Company issued 3,500,000 common shares of the Company (“Comstock Shares”) to the former chief executive officer. If and to the extent that the sale of the LODE Shares results in net proceeds greater than $7,258,162, then the former chief executive officer is required to pay all of such excess proceeds to the Company. If and to the extent that the sale of the Comstock Shares results in net proceeds less than $7,258,162, then the Company is required to pay cash to the former chief executive officer equal to such shortfall. The Company retained the right to purchase the Comstock Shares from the former chief executive officer for the purchase price of $7,258,162 (less the amount of cash proceeds received by the former chief executive officer from any previous sale of the Comstock Shares by the former chief executive officer), at any time during or prior to his sale of the Comstock Shares. At December 31, 2021, the remaining 10% of LINICO’s issued and outstanding equity was owned by Aqua Metals Inc. (“AQMS”). One of the members of the Company’s board of directors, is the chief financial officer of AQMS.
LEASE AND PURCHASE AGREEMENT FOR BATTERY RECYCLING FACILITY
On February 15, 2021, LINICO and Aqua Metals Reno Inc. (the “Landlord”), a subsidiary of AQMS, entered into an industrial lease (the “AQMS Lease Agreement”), for the 136,750 square foot facility, land, and related improvements located at 2500 Peru Drive, McCarran, Nevada 89343 (the “Battery Recycling Facility”). The AQMS Lease Agreement commences April 1, 2021 and expires on March 31, 2023. During the lease term, LINICO has the option to purchase the land and facilities at a purchase price of $14,250,000 if the option is exercised and the sale is completed by October 1, 2022, and $15,250,000 if the option is exercised and the sale is completed after October 1, 2022 and prior to March 31, 2023. The purchase option is subject to LINICO’s payment of a nonrefundable deposit of $1,250,000 by October 15, 2021, and a second nonrefundable deposit of $2,000,000 by November 22, 2022, both of which will be applied towards the purchase price. The lease agreement is a triple-net lease pursuant to which LINICO will be responsible for all fixed costs, including maintenance, utilities, insurance, and property taxes. The lease agreement provides for LINICO’s monthly lease payments starting at $68,000 per month and increasing to $100,640 in the last six months of the lease. The lease agreement allows AQMS to retain the use of a portion of the facility for ongoing research and development activities, including operation of the lab and the use of office space.
TRANSACTIONS INVOLVING SIERRA SPRINGS OPPORTUNITY FUND
The Company provided SSOF with a total of $4,935,000 in advances (“SSOF Advances”), including $3,285,000 and $1,650,000 provided during the years ended December 31, 2021 and 2020, respectively. SSOF was required to use the corresponding proceeds to pay deposits and other payments on land and other facilities related to investments in qualified businesses in the opportunity zone. The SSOF Advances are non-interest-bearing and are expected to be repaid on or before the closing of the Company’s sale of the Silver Springs Properties to SSE (see Note 2, Acquisitions and Investments). SSOF has assigned all assignable rights, title and interest in SSOF’s property purchases until such time as the SSOF Advances are repaid.
SSOF is currently raising additional equity financing, including sufficient proceeds to fully pay the $4,935,000 SSOF Advances and the $9,740,000 required to close under its pending purchase agreement for Comstock’s Silver Springs Properties. The Company expects that transaction to be completed during 2022, thereby providing the Company with $14,635,000 in estimated cash proceeds.
The Company’s executive chairman and chief executive officer co-founded SSOF and SSE, and serves as the chief executive officer of SSOF and as an executive of SSE along with a diverse team of qualified financial, capital markets, real estate and operational professionals that together govern, lead and manage SSOF and SSE. The $450,000 investment and 9,000,000 voting shares of our CEO and two of our directors represent 16.4% of total as converted SSOF common shares. The Company's chief executive officer has not received compensation of any kind from either SSOF or SSE.
RELATED PARTY TRANSACTIONSIn addition to the related party disclosures included in Note 2, Acquisitions and Investments, the following related party transactions occurred during the March 31, 2022 and 2021.
AMENDMENT TO ASSET PURCHASE AGREEMENT
On September 7, 2021, the Company entered and closed under an Asset Purchase Agreement with Flux Photon Corporation (“FPC”), in order to acquire certain intellectual property and related photovoltaic and photocatalysis laboratory equipment (the “FPC Assets”). The purchase price payable for the FPC Assets is $18,000,000 payable in cash to FPC with 20% of the future monthly consolidated sales, less total variable costs, less operating expenses, maintenance, tax payments, and debt service payments of the Company and its now and hereafter-existing subsidiaries, until the purchase price of $18,000,000 has been fully paid. The Company assigned the FPC Assets to its wholly-owned Comstock IP Holdings subsidiary immediately after closing. On December 10, 2021, the Asset Purchase Agreement was amended to provide for the payment by the Company of a $350,000 down payment against the purchase price, corresponding to a potential performance-based cash payment of $17,650,000 required under the Asset Purchase Agreement. Kevin Kreisler, the Company’s president and chief financial officer, and David Winsness, the Company’s chief technology officer, are indirect beneficiaries of all payments made to FPC under the Asset Purchase Agreement. The Company additionally agreed to appoint Mr. Kreisler to the Company’s board of directors in connection with the Company’s acquisition of Comstock Innovations Corporation (F/K/A Plain Sight Innovations Corporation) (“Comstock Innovations”) on September 7, 2021 (see Note 2, Acquisitions and Investments). The intangible asset was deemed unrecoverable as of March 31, 2021 and was fully impaired. We recognized an impairment loss of $338,034 in other income (expenses) in the statement of operations during the three months ended March 31, 2022 in the renewable energy products segment.
LINICO CORPORATION
During the three months ended March 31, 2022, the Company and AQMS invested $1,140,000 and $500,000 respectively, in cash investments to LINICO. As of March 31, 2022 we own 88.35% of LINICO's issued and outstanding equity and the remaining 11.65% is owned by AQMS. One of the members of the Company’s board of directors, is the chief financial officer of AQMS.
TRANSACTIONS INVOLVING SIERRA SPRINGS OPPORTUNITY FUND
The Company has funded a total of $4,935,000 in SSOF Advances. The Company funded advances of $1,300,000 and $2,150,000 during the three months ended March 31, 2022 and 2021, respectively. SSOF repaid advances of $1,300,000 and $— during the three months ended March 31, 2022 and 2021, respectively. SSOF was required to use the corresponding proceeds to pay deposits and other payments on land and other facilities related to investments in qualified businesses in the opportunity zone. The SSOF Advances are non-interest-bearing and are expected to be repaid on or before the closing of the Company’s sale of the Silver Springs Properties to SSE (see Note 2, Acquisitions and Investments). SSOF has assigned all assignable rights, title and interest in SSOF’s property purchases until such time as the SSOF Advances are repaid.
SSOF is currently raising additional equity financing, including sufficient proceeds to fully pay the $4,935,000 SSOF Advances and the $9,740,000 required to close under its pending purchase agreement for Comstock’s Silver Springs Properties. The Company expects that transaction to be completed during 2022, thereby providing the Company with $14,635,000 in estimated cash proceeds.
The Company’s executive chairman and chief executive officer co-founded SSOF and SSE, and serves as the chief executive officer of SSOF and as an executive of SSE along with a diverse team of qualified financial, capital markets, real estate and operational professionals that together govern, lead and manage SSOF and SSE. The $450,000 investment and 9,000,000 voting shares of our CEO and two of our directors represent 30.8% of total as converted SSOF common shares. The Company's chief executive officer has not received compensation of any kind from either SSOF or SSE.